Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS IV
AMG Managers DoubleLine Core Plus Bond Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers DoubleLine Core Plus Bond Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Beutel, Goodman & Company Ltd. (“Beutel Goodman” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace DoubleLine Capital LP (“DoubleLine”), effective on or about March 23, 2021 (the “Implementation Date”). The appointment of Beutel Goodman is pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Beutel Goodman (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the existing subadvisory agreement between AMGF and DoubleLine with respect to the Fund (the “Existing Subadvisory Agreement”), which is expected to occur on March 23, 2021, or the approval of a new subadvisory agreement between AMGF and Beutel Goodman by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Beutel Goodman as the subadviser to the Fund, a new subadvisory agreement between AMGF and Beutel Goodman (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Beutel Goodman under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that DoubleLine would have received under the Existing Subadvisory Agreement.
In connection with the hiring of Beutel Goodman, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers DoubleLine Core Plus Bond Fund to AMG Beutel Goodman Core Plus Bond Fund, and (ii) made changes to its principal investment strategies and principal risks.
Also in connection with the hiring of Beutel Goodman, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.45% to 0.23%; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.43% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place will be eliminated, the shareholder servicing fees of up to 0.15% that Class N shares of the Fund are authorized to pay to financial intermediaries will be eliminated, and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund may make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Beutel Goodman Core Plus Bond Fund. All references to DoubleLine shall be deleted and all references to the subadviser to the Fund shall refer to Beutel Goodman. All references to Jeffrey E. Gundlach, Jeffrey Sherman, Luz M. Padilla and Robert Cohen as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to David Gregoris, Derek Brown, Sue McNamara and Neil McCabe.
The section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Principal Investment Strategies” beginning on page 3 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities;
non-agency
mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations, governments, government agencies, authorities or instrumentalities and supra-national organizations in foreign countries including emerging markets; Rule 144A securities (securities that may be sold pursuant to Rule 144A under the Securities Act of 1933); preferred securities; bank loans; securities issued by municipalities; and other securities bearing fixed or variable interest rates of any maturity. Up to 20% of the Fund’s assets may be invested in
non-U.S.
dollar-denominated instruments. The Fund may hedge against currency risk or interest rate risk by using forward foreign currency contracts and futures, respectively, or by using other techniques, but it is not required to do so.
The Fund may invest up to 30% of its assets in below investment grade securities (common known as “junk bonds” or “high yield securities”). Below investment grade securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below
BBB-
by S&P Global Ratings (“S&P”) or similarly rated by another nationally recognized statistical rating organization, or unrated but determined by Beutel, Goodman & Company Ltd., the subadviser to the Fund (“Beutel Goodman” or the “Subadviser”), to be of comparable credit quality. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the security will be considered to have the higher credit rating. The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if Beutel Goodman believes it would be advantageous to do so.
The Fund intends to investment primarily in bonds with a rating of B or higher by any NRSRO at the time of purchase. The Fund expects that the average credit rating of the Fund’s portfolio will be BBB or above. While the Fund may purchase fixed income securities of any duration, the Fund currently intends to primarily invest in fixed income securities so that the overall duration of the Fund’s portfolio will remain +/- 2 years of the duration of the Fund’s benchmark (the Bloomberg Barclays U.S. Aggregate Bond Index), which was 6.09 years as of January 31, 2021. The average duration of fixed income securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.
The Subadviser actively manages the Fund’s portfolio using
top-down
macroeconomic analysis and
bottom-up
fundamental credit research to determine relative value and build what it views as a high conviction portfolio. A variety of qualitative and quantitative tools are used in the research process. The Subadviser’s data-driven top-down
analysis assesses interest rate anticipation (duration), yield curve positioning and sector positioning. Inflation, the political climate, monetary policy and economic activity are among the variables used to determine the overall duration target for the Fund, and the Fund’s maturity structure will be adjusted to reflect the Subadviser’s forecast for interest rates. The Fund’s overall corporate credit positioning and sector selection are determined based on the Subadviser’s economic and interest rate anticipation analysis. In selecting individual securities for the Fund, the Subadviser conducts fundamental credit research that employs, among other things, detailed financial modeling, industry analysis, analysis of regulatory filings, management meetings and credit rating reports. The Subadviser evaluates potential investments based on the following elements: liquidity, transparency, non-cyclicality,
financial models, and environmental, social and governance (“ESG”) criteria. The Subadviser uses proprietary risk management tools to manage the Fund’s interest rate risk, yield curve risk, credit risk and liquidity risk.
The Subadviser integrates the analysis of ESG factors as part of the fundamental credit research process used to identify potential corporate bond positions for the Fund. Consideration of ESG factors is one element of the Subadviser’s investment process. The Subadviser views ESG issues not only as potential sources of risk, but also as opportunities for improvement. Beutel Goodman prepares and maintains credit reports for the Fund’s investments and the ESG analysis included in each corporate credit report includes: an overall ESG risk assessment; granular ESG metrics; ESG score peer group benchmarking (using third party data providers such as Sustainalytics and MSCI); listing of ESG strengths and weakness;
ESG-related
engagement themes; and an ESG scorecard by individual topic. In performing ESG analysis, the Subadviser obtains information from company financial statements and other reports, interviews with company management, investment dealer reports, and data from other third parties. From time to time, the Subadviser may also engage with management regarding ESG matters relevant to the company.
The section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Principal Risks” beginning on page 4 is revised to remove “Affiliated Fund Risk,” “Defaulted and Distressed Securities Risk,” “Inverse Floating Rate Securities Risk,” “Investment Company Risk” and “Senior Loans Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Changing Distribution Level Risk
—the Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
ESG Investing Risk
—the Subadviser incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.
Extension Risk
—during periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.
Hedging Risk
—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
Inflation/Deflation Risk
—inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Deflation risk is the risk that the prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Model and Data Risk
—when a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty.
Prepayment Risk
—a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.
Reinvestment Risk
—the Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.
Also with respect to the section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Principal Risks” beginning on page 4, the principal risks shall appear in the following order: Debt Securities Risk;
Market Risk; Interest Rate Risk; Credit and Counterparty Risk; Emerging Markets Risk; Asset-Backed and Mortgage-Backed Securities Risk; Call Risk; Changing Distribution Level Risk; Currency Risk; Derivatives Risk; ESG Investing Risk; Extension Risk; Foreign Investment Risk; Hedging Risk; High Portfolio Turnover Risk; High Yield Risk; Inflation/Deflation Risk; Liquidity Risk; Management Risk; Model and Data Risk; Municipal Market Risk; Policy Risk; Prepayment Risk; Reinvestment Risk; Rule 144A Securities Risk; and U.S. Government Securities Risk.
In the section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Performance” on page 6, the following is added after the first paragraph:
As of March 23, 2021, Beutel Goodman was appointed as subadviser to the Fund and the Fund changed its name to “AMG Beutel Goodman Core Plus Bond Fund” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 23, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee 1	0.23%	0.23%	0.23%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses 1	0.23%	0.28%	0.23%
Total Annual Fund Operating Expenses	0.71%	0.51%	0.46%
Fee Waiver and Expense Reimbursements 2	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	0.68%	0.48%	0.43%

1	Expense information has been restated to reflect current fees.

2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.43% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$69	$222	$391	$878
Class I	$49	$159	$281	$636
Class Z	$44	$143	$253	$575
AMG FUNDS IV
AMG Managers Fairpointe Mid Cap Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Fairpointe Mid Cap Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of River Road Asset Management, LLC (“River Road” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Fairpointe Capital LLC (“Fairpointe”), effective March 19, 2021 (the “Implementation Date”). The appointment of River Road was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and River Road (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Fairpointe with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and River Road by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of River Road as the subadviser to the Fund, a new subadvisory agreement between AMGF and River Road (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by River Road under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Fairpointe would have received under the Former Subadvisory Agreement.
In connection with the hiring of River Road, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Fairpointe Mid Cap Fund to AMG River Road Mid Cap Value Fund, (ii) made changes to its principal investment strategies and principal risks, and (iii) replaced its primary benchmark index with the Russell Midcap
®
Value Index and removed its secondary benchmark index.
Also in connection with the hiring of River Road, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from a tiered fee of 0.70% of the average daily net assets of the Fund for the first $100,000,000 of assets under management, 0.65% for the next $300,000,000 and 0.60% on amounts in excess of $400,000,000 to an annual fee of 0.56% of the average daily net assets of the Fund; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place for Class N and Class I shares will be eliminated and the amount of shareholder servicing fees Class I and Class N shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05% for Class I shares and 0.15% to 0.10% for Class N shares. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG River Road Mid Cap Value Fund. All references to Fairpointe shall be deleted and all references to the subadviser to the Fund shall refer to River Road. All references to Thyra E. Zerhusen, Frances E. Tuite and Brian M. Washkowiak as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Matthew W. Moran, CFA, Daniel R. Johnson, CFA, CPA, and R. Andrew Beck.
The section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Investment Strategies” beginning on page 8 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Until May 21, 2021, under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap
companies with an improving revenue and earnings growth outlook. Effective May 21, 2021, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid-capitalization
companies. The Fund currently considers
mid-cap
companies to be those with market capitalizations at the time of acquisition within the capitalization range of the Russell Midcap
®
Index (between $1.8 billion and $31.7 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of mid-cap
companies at any given time.
The Fund invests primarily in equity securities that River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), believes are undervalued. Value investing involves buying stocks that River Road believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that are above or below that of the Russell Midcap
®
Index at the time of acquisition, real estate investment trusts (“REITs”), convertible securities, preferred securities, and foreign securities (directly and through depositary receipts).
The Subadviser’s investment philosophy is based upon its proprietary Absolute Value
®
approach, which seeks to generate attractive, sustainable, low volatility returns over the long term, with an emphasis on minimizing downside portfolio risk.
The Subadviser builds the Fund’s portfolio from the bottom up, making security-specific research central to the Subadviser’s process. At the core of the Subadviser’s Absolute Value
®
approach is a systematic method for assessing the
‘risk-to-reward’
characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). A stock’s conviction rating combined with its discount to value determine not only whether the stock qualifies for investment, but also how the stock will be sized within the Fund.
The Subadviser employs a balanced approach to diversification and a structured sell discipline that seeks to reduce portfolio volatility and the risk of permanent loss of capital.
The section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Risks” on page 9 is revised to remove “Growth Stock Risk” as a principal risk of the Fund and to reflect that the Fund is subject to the following additional principal risk:
Real Estate Industry Risk
—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Also with respect to the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Risks” on page 9, “Sector Risk” is deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the financials sector may comprise a significant portion of the Fund’s portfolio. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Also with respect to the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Risks” on page 9, the principal risks shall appear in the following order: Market Risk; Small- and
Mid-Capitalization
Stock Risk; Management Risk; Sector Risk; Value Stock Risk; Convertible Securities Risk; Currency Risk; Foreign Investment Risk; Liquidity Risk; and Real Estate Industry Risk.
In the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Performance” on page 10, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, River Road was appointed as subadviser to the Fund and the Fund changed its name to “AMG River Road Mid Cap Value Fund,” adopted its current investment strategies and began comparing its performance to the Russell Midcap
®
Value Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Performance” on page 10 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG River Road Mid Cap Value Fund	1 Year	5 Years	10 Years	Since Inception 1
Class N Return Before Taxes	3.87%	6.20%	7.65%	—
Class N Return After Taxes on Distributions	2.53%	4.65%	5.98%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares	3.23%	4.78%	6.02%	—
Class I Return Before Taxes	4.12%	6.46%	7.92%	—
Class Z Return Before Taxes	4.21%	—	—	1.20%
Russell Midcap ® Value Index 2 (reflects no deduction for fees, expenses or taxes)	4.96%	9.73%	10.49%	6.69%
S&P MidCap 400 ® Index 2 (reflects no deduction for fees, expenses or taxes)	13.66%	12.35%	11.51%	9.80%

1	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on September 29, 2017.

2
The Russell Midcap
®
Value Index replaced the S&P MidCap 400
®
Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee 1	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.24%	None	None
Other Expenses 1	0.31%	0.26%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses 2	1.12%	0.83%	0.78%
Fee Waiver and Expense Reimbursements 3	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2,3	1.11%	0.82%	0.77%

1	Expense information has been restated to reflect current fees.

2
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

3
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$113	$354	$615	$1,362
Class I	$84	$263	$459	$1,024
Class Z	$79	$248	$432	$965
AMG FUNDS IV
AMG Managers Fairpointe Mid Cap Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Fairpointe Mid Cap Fund (the “Fund”), a series of AMG Funds IV, contained in the Fund’s Prospectus, dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal conditions, invest at least 80% of its assets in stocks of mid-cap
companies with an improving revenue and earnings growth outlook will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid-capitalization
companies.
AMG FUNDS IV
AMG Managers LMCG Small Cap Growth Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers LMCG Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace LMCG Investments, LLC (“LMCG”), effective March 19, 2021 (the “Implementation Date”). The appointment of GW&K was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and LMCG with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and GW&K by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of GW&K as the subadviser to the Fund, a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that LMCG would have received under the Former Subadvisory Agreement.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers LMCG Small Cap Growth Fund to AMG GW&K Small Cap Fund II, and (ii) made changes to its principal investment strategies and principal risks.
Also in connection with the hiring of GW&K, effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its assets in common stocks and other equity securities of small-cap
companies will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies. Also effective as of May 21, 2021, the Fund will (i) change its name from AMG GW&K Small Cap Fund II to AMG GW&K Small/Mid Cap Growth Fund, (ii) make changes to its principal investment strategies, and (ii) replace its existing benchmark index with the Russell 2500 Growth Index.
Also in connection with the hiring of GW&K, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.90% to 0.62%; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place will be eliminated, the shareholder servicing fees of up to 0.15% that Class N shares of the Fund are authorized to pay to financial intermediaries will be eliminated and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small Cap Fund II. All references to LMCG shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Andrew Morey as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Daniel L. Miller, CFA and Joseph C. Craigen, CFA.
The section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Investment Strategies” beginning on page 12 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap
companies. The Fund primarily invests in common stock and preferred stock of U.S.
small-cap
companies. The Fund currently defines
small-cap
companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2000
®
Growth Index (between $11.22 million and $12.599 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)). The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap
companies at any given time.
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify quality companies with growth oriented characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors.
The Subadviser seeks to focus on quality small-capitalization companies with sound management and long-term sustainable growth. In selecting companies for the Fund, the Subadviser looks for firms with the following key attributes:

•	Experienced, tenured, high quality management;

•	Business models that deliver consistent long-term growth;

•	Leading companies in attractive and defensible niche markets;

•	Strong financial characteristics; and

•	Appropriate valuation.
The section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Risks” on page 13 is revised to remove “Exchange-Traded Fund Risk,” “Exchange-Traded Note Risk,” “Foreign Investment Risk,” “IPO Risk” and “Real Estate Industry Risk” as principal risks of the Fund.
Also with respect to the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Risks” on page 13, the principal risks shall appear in the following order: Market Risk; Small- and
Mid-Capitalization
Stock Risk; Growth Stock Risk; Management Risk; Sector Risk; High Portfolio Turnover Risk; and Liquidity Risk.
In the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Performance” on page 14, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Small Cap Fund II” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
In addition, effective as of May 21, 2021, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small/Mid Cap Growth Fund.
The section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Investment Strategies” beginning on page 12 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies. The Fund primarily invests in common stock and preferred stock of U.S. small- and mid-capitalization
companies. The Fund currently defines small- and
mid-capitalization
companies to be those with market capitalizations at the time of purchase between $250 million and $10 billion or otherwise within the range of capitalizations of companies in the Russell 2500 Growth Index (between $35.59 million and $12.688 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)).The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this threshold. Because of this, the Fund may have less than 80% of its net assets in securities of small- and mid-capitalization
companies at any given time.
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify quality companies with growth oriented characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors.
The Subadviser seeks to focus on quality small- and
mid-capitalization
companies with sound management and long-term sustainable growth. In selecting companies for the Fund, the Subadviser looks for firms with the following key attributes:

•	Experienced, tenured, high quality management;

•	Business models that deliver consistent long-term growth;

•	Leading companies in attractive and defensible niche markets;

•	Strong financial characteristics; and

•	Appropriate valuation.
In the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Performance” on page 14, the first three paragraphs are deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, GW&K was appointed as subadviser to the Fund, and the Fund changed its name to “AMG GW&K Small Cap Fund II” and made changes to its principal investment strategies. As of May 21, 2021, the Fund changed its name to “AMG GW&K Small/Mid Cap Growth Fund,” adopted its current investment strategies and began comparing its performance to the Russell 2500 Growth Index. The Fund’s performance information for periods prior to May 21, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Performance” on page 14 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG GW&K Small/Mid Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception 1
Class N Return Before Taxes	45.61%	13.27%	11.93%	—
Class N Return After Taxes on Distributions	44.25%	13.05%	10.85%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares	27.94%	10.64%	9.34%	—
Class I Return Before Taxes	45.89%	13.51%	—	11.38%
Russell 2500 Growth Index 2 (reflects no deduction for fees, expenses or taxes)	40.47%	18.68%	15.00%	14.64%
Russell 2000 ® Growth Index 2 (reflects no deduction for fees, expenses or taxes)	34.63%	16.36%	13.48%	12.86%
1	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on June 1, 2011.

2
The Russell 2500 Growth Index replaced the Russell 2000
®
Growth Index as the Fund’s benchmark on May 21, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.19%	None
Other Expenses 1	0.44%	0.49%
Total Annual Fund Operating Expenses	1.25%	1.11%
Fee Waiver and Expense Reimbursements 2	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	1.01%	0.87%

1	Expense information has been restated to reflect current fees.
2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$103	$360	$651	$1,479
Class I	$89	$317	$576	$1,319
AMG FUNDS IV
AMG Managers LMCG Small Cap Growth Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers LMCG Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV, contained in the Fund’s Prospectus, dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its assets in common stocks and other equity securities of small-cap
companies will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies.
AMG FUNDS IV
AMG Managers Montag & Caldwell Growth Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Montag & Caldwell Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Montrusco Bolton Investments, Inc. (“Montrusco Bolton” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Montag & Caldwell, LLC (“Montag & Caldwell”), effective March 19, 2021 (the “Implementation Date”). The appointment of Montrusco Bolton was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Montrusco Bolton (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Montag & Caldwell with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Montrusco Bolton by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Montrusco Bolton as the subadviser to the Fund, a new subadvisory agreement between AMGF and Montrusco Bolton (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Montrusco Bolton under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that Montag & Caldwell would have received under the Former Subadvisory Agreement.
In connection with the hiring of Montrusco Bolton, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Montag & Caldwell Growth Fund to AMG Montrusco Bolton Large Cap Growth Fund, (ii) made changes to its principal investment strategies and principal risks, and (iii) replaced its existing benchmark index with the S&P 500 Growth Index.
Also in connection with the hiring of Montrusco Bolton, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from a tiered fee of 0.70% of the average daily net assets of the Fund for the first $800,000,000 of assets under management, 0.50% for amounts in excess of $800,000,000 up to $6,000,000,000, 0.45% on amounts in excess of $6,000,000,000 up to $12,000,000,000 and 0.40% on amounts in excess of $12,000,000,000 to an annual fee of 0.48% of the average daily net assets of the Fund; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.68% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place for Class N and Class I shares will be eliminated and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Montrusco Bolton Large Cap Growth Fund. All references to Montag & Caldwell shall be deleted and all references to the subadviser to the Fund shall refer to Montrusco Bolton. All references to M. Scott Thompson and Ronald E. Canakaris as portfolio managers of the Fund shall be deleted and all references to the portfolio manager of the Fund shall refer to Jean David Meloche.
The section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Principal Investment Strategies” on page 16 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Fund currently considers large-capitalization companies to be those with a market capitalization at the time of purchase within the range of capitalizations of companies in the S&P 500 Index or the Russell 1000
®
Index. As of January 31, 2021, the range of market capitalizations of the S&P 500 Index was $3.3 billion to $2,243.6 billion. As of May 8, 2020, the date of the latest reconstitution of the Russell 1000
®
Index (implemented by the Index June 26, 2020), the range of market capitalizations of the Russell 1000
®
Index was $1.8 billion to $1,400.5 billion. This capitalization range will change over time. The Fund primarily invests in equity securities. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the large-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of large-capitalization companies at any given time.
Montrusco Bolton Investments, Inc., the subadviser to the Fund (“Montrusco Bolton” or the “Subadviser”), employs a
“growth-at-a-reasonable-price”
(“GARP”) investment philosophy for the Fund when seeking to invest in companies that exhibit both growth and value characteristics. Montrusco Bolton selects stocks based on a fundamental, bottom-up
analysis. Montrusco Bolton integrates environmental, social and governance (“ESG”) factors and the United Nations’ Sustainable Development Goals (“SDG”) into its investment process through three elements: risk reduction through exclusions; investing in companies with high sustainability scores under Montrusco Bolton’s scoring system; and exerting influence over company management through active engagement. With respect to each potential investment, Montrusco Bolton scores the issuer’s sustainability by evaluating a set of ESG risk factors developed by Montrusco Bolton using independent analysis from third parties such as Sustainalytics as well as Montrusco Bolton’s own internal analysis. Montrusco Bolton then evaluates the issuer against certain identified SDGs. Montrusco Bolton further narrows the investment universe based on quality and growth factors, including low leverage, high return on invested capital and above sector earnings-per-share
growth.
At times, depending on market and other conditions, and in the sole discretion of the Subadviser, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund currently expects to hold between 25 and 40 positions at any time.
The section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Principal Risks” beginning on page 16 is revised to remove “Sector Risk,” “Currency Risk,” “Foreign Investment Risk” and “Liquidity Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
ESG Investing Risk
—the Subadviser incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.
Focused Investment Risk
—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
GARP Style Risk
— GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.
Value Stock Risk
—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Also with respect to the section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Principal Risks” beginning on page 16, the principal risks shall appear in the following order: Market Risk; Management Risk; Focused Investment Risk; Growth Stock Risk; Large-Capitalization Stock Risk; Convertible Securities Risk; ESG Investing Risk; GARP Style Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Performance” on page 17, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, Montrusco Bolton was appointed as subadviser to the Fund and the Fund changed its name to “AMG Montrusco Bolton Large Cap Growth Fund,” adopted its current investment strategies and began comparing its performance to the S&P 500 Growth Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Performance” on page 17 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Montrusco Bolton Large Cap Growth Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes	31.85%	15.58%	13.23%
Class N Return After Taxes on Distributions	27.23%	12.09%	9.93%
Class N Return After Taxes on Distributions and Sale of Fund Shares	22.02%	11.62%	9.97%
Class I Return Before Taxes	32.10%	15.80%	13.48%
S&P 500 Growth Index 1 (reflects no deduction for fees, expenses or taxes)	33.47%	18.98%	16.49%
Russell 1000 ® Growth Index 1 (reflects no deduction for fees, expenses or taxes)	38.49%	21.00%	17.21%

1
The S&P 500 Growth Index replaced the Russell 1000
®
Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.17%	None
Other Expenses 1	0.30%	0.27%
Total Annual Fund Operating Expenses	0.95%	0.75%
Fee Waiver and Expense Reimbursements 2	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	0.93%	0.73%

1	Expense information has been restated to reflect current fees.
2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.68% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$95	$300	$523	$1,164
Class I	$75	$237	$414	$927
AMG FUNDS IV
AMG Managers Pictet International Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Pictet International Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Beutel, Goodman & Company Ltd. (“Beutel Goodman” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Pictet Asset Management Limited (“Pictet”), effective March 19, 2021 (the “Implementation Date”). The appointment of Beutel Goodman was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Beutel Goodman (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Pictet with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Beutel Goodman by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Beutel Goodman as the subadviser to the Fund, a new subadvisory agreement between AMGF and Beutel Goodman (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Beutel Goodman under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Pictet would have received under the Former Subadvisory Agreement.
In connection with the hiring of Beutel Goodman, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Pictet International Fund to AMG Beutel Goodman International Equity Fund, and (ii) made changes to its principal investment strategies and principal risks.
Also in connection with the hiring of Beutel Goodman, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.67% to 0.54%; and (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Beutel Goodman International Equity Fund. All references to Pictet shall be deleted and all references to the subadviser to the Fund shall refer to Beutel Goodman. All references to Fabio Paolini and Benjamin Beneche as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to KC Parker and Stanley Wu.
The section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Investment Strategies” beginning on page 19 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of
non-U.S.
companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund may invest in securities of any market capitalization.
Beutel, Goodman & Company Ltd., the subadviser to the Fund (“Beutel Goodman” or the “Subadviser”), seeks companies whose management, in Beutel Goodman’s view, has consistently demonstrated a commitment to create shareholder value through the sustainable generation of free cash flow without undue financial leverage. Beutel Goodman performs an in-depth
research process to identify what it believes are high quality companies that generate sustainable free cash flow and earn in excess of their cost of capital over an economic cycle. Beutel Goodman also analyzes company management’s track record of capital investments and track record of returning cash to shareholders. The Subadviser leverages deep investment experience to identify companies that exhibit strong free cash flow, a competitive industry position, and a healthy balance sheet. In selecting investments for the Fund, the Subadviser performs valuation analysis, and seeks to purchase companies at a significant discount to their intrinsic value.
Under normal circumstances, the Fund invests at least 40% (or if conditions are not favorable, in the view of Beutel Goodman, at least 30%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. The Fund considers a company to be a
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries. The Fund may invest up to 15% of its net assets in emerging market countries.
At times, depending on market and other conditions, and in the sole discretion of the Subadviser, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund generally does not hedge against currency risk. The Fund currently expects to hold between 25 and 50 positions at any time.
The section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Risks” beginning on page 20 is revised to remove “GARP Style Risk,” “Geographic Focus Risk,” “Growth Stock Risk,” “Hedging Risk” and “IPO Risk” as principal risks of the Fund and to add the following as a principal risk of the Fund:
Large-Capitalization Stock Risk
—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization
companies.
Also with respect to the section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Risks” beginning on page 20, “Sector Risk” is deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
Also with respect to the section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Risks” beginning on page 20, the principal risks shall appear in the following order: Market Risk; Foreign Investment Risk; Management Risk; Focused Investment Risk; Small- and
Mid-Capitalization
Stock Risk; Currency Risk; Emerging Markets Risk; Large-Capitalization Stock Risk; Liquidity Risk; Sector Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Pictet International Fund – Performance” on page 21, the following is added after the first paragraph:
As of March 19, 2021, Beutel Goodman was appointed as subadviser to the Fund and the Fund changed its name to “AMG Beutel Goodman International Equity Fund” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee 1	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.43%	0.38%	0.28%
Total Annual Fund Operating Expenses	1.22%	0.92%	0.82%
Fee Waiver and Expense Reimbursements 2	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	1.16%	0.86%	0.76%
1	Expense information has been restated to reflect current fees.

2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$118	$378	$662	$1,469
Class I	$88	$284	$500	$1,123
Class Z	$78	$253	$446	$1,005
AMG FUNDS IV
AMG Managers Silvercrest Small Cap Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Silvercrest Small Cap Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund to replace Silvercrest Asset Management Group LLC (“Silvercrest”) and the reorganization of the Fund with and into AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund), a series of AMG Funds (the “Reorganization”), subject in each case to the approval of shareholders of the Fund.
At the Meeting, the Board approved the appointment of GW&K as the subadviser to the Fund, effective March 19, 2021 (the “Implementation Date”), pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective for a term no longer than 150 days after the termination of the former subadvisory agreement with Silvercrest (the “Former Subadvisory Agreement”). The Interim Subadvisory Agreement will automatically terminate upon the earliest to occur of (i) the closing date of the Reorganization, (ii) shareholder approval and implementation of a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and (iii) the expiration of the Interim Subadvisory Agreement’s
150-day
maximum term. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Silvercrest would have received under the Former Subadvisory Agreement.
At the Meeting, the Board also approved (i) the longer-term appointment of GW&K as the subadviser to the Fund, (ii) the New Subadvisory Agreement, and (iii) the submission of the Reorganization and New Subadvisory Agreement to Fund shareholders for approval. If approved by Fund shareholders, the New Subadvisory Agreement would only go into effect in the event the Reorganization is not consummated prior to August 16, 2021, when the Interim Subadvisory Agreement will automatically terminate.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Silvercrest Small Cap Fund to AMG GW&K Small Cap Value Fund II, (ii) made changes to its principal investment strategies and principal risks, and (iii) removed the Russell 2000
®
Index as the Fund’s secondary benchmark.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small Cap Value Fund II. All references to Silvercrest shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Roger W. Vogel as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Jeffrey O. Whitney, CFA and Daniel L. Miller, CFA.
The section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Investment Strategies” beginning on page 23 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap
companies.
Small-cap
companies are those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000
®
Index, the S&P SmallCap 600 Index, or the Dow Jones U.S.
Small-Cap
Total Stock Market Index. As of May 8, 2020, the date of the latest reconstitution of the Russell 2000
®
Index (implemented by the Index June 26, 2020), the range of market capitalizations of the Russell 2000
®
Index was $94.8 million to $4.4 billion. As of January 31, 2021, the range of market capitalizations of the S&P SmallCap 600 Index was $143.11 million to $21.177 billion. As of January 31, 2021, the range of market capitalizations of the Dow Jones U.S.
Small-Cap
Total Stock Market Index was $65.9 million to $31.412 billion. These capitalization ranges will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-cap
threshold. Because of this, the Fund may have less than 80% of its net assets in common stocks and other equity securities of small-cap
companies at any given time. The Fund may also invest in real estate investment trusts (“REITs”).
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify well-managed, undervalued companies with improving fundamental and financial characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors.
The section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Risks” on page 24 is revised to remove “Convertible Securities Risk” as a principal risk of the Fund.
Also with respect to the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Risks” on page 24, “Sector Risk” and “Small- and
Mid-Capitalization
Stock Risk” are deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the financials sector may comprise a significant portion of the Fund’s portfolio. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Small-Capitalization Stock Risk
—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Also with respect to the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Risks” on page 24, the principal risks shall appear in the following order: Market Risk; Small-Capitalization Stock Risk; Value Stock Risk; Management Risk; Liquidity Risk; Real Estate Industry Risk; and Sector Risk.
In the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Performance” beginning on page 24, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Small Cap Value Fund II” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Performance” beginning on page 24 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG GW&K Small Cap Value Fund II	1 Year	5 Years	Since Inception
Class N Return Before Taxes	4.19%	8.53%	9.95	% 1
Class N Return After Taxes on Distributions	4.19%	7.40%	8.99	% 1
Class N Return After Taxes on Distributions and Sale of Fund Shares	2.48%	6.57%	7.96	% 1
Class I Return Before Taxes	4.45%	8.79%	10.23	% 1
Class Z Return Before Taxes	4.52%	—	3.25	% 2
Russell 2000 ® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	10.22	% 1
Russell 2000 ® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	4.08	% 2

1	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund’s Class N and Class I shares on December 27, 2011.

2	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on September 29, 2017.

AMG Managers DoubleLine Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS IV
AMG Managers DoubleLine Core Plus Bond Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers DoubleLine Core Plus Bond Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Beutel, Goodman & Company Ltd. (“Beutel Goodman” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace DoubleLine Capital LP (“DoubleLine”), effective on or about March 23, 2021 (the “Implementation Date”). The appointment of Beutel Goodman is pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Beutel Goodman (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the existing subadvisory agreement between AMGF and DoubleLine with respect to the Fund (the “Existing Subadvisory Agreement”), which is expected to occur on March 23, 2021, or the approval of a new subadvisory agreement between AMGF and Beutel Goodman by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Beutel Goodman as the subadviser to the Fund, a new subadvisory agreement between AMGF and Beutel Goodman (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Beutel Goodman under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that DoubleLine would have received under the Existing Subadvisory Agreement.
In connection with the hiring of Beutel Goodman, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers DoubleLine Core Plus Bond Fund to AMG Beutel Goodman Core Plus Bond Fund, and (ii) made changes to its principal investment strategies and principal risks.
Also in connection with the hiring of Beutel Goodman, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.45% to 0.23%; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.43% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place will be eliminated, the shareholder servicing fees of up to 0.15% that Class N shares of the Fund are authorized to pay to financial intermediaries will be eliminated, and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund may make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Beutel Goodman Core Plus Bond Fund. All references to DoubleLine shall be deleted and all references to the subadviser to the Fund shall refer to Beutel Goodman. All references to Jeffrey E. Gundlach, Jeffrey Sherman, Luz M. Padilla and Robert Cohen as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to David Gregoris, Derek Brown, Sue McNamara and Neil McCabe.
The section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Principal Investment Strategies” beginning on page 3 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities;
non-agency
mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations, governments, government agencies, authorities or instrumentalities and supra-national organizations in foreign countries including emerging markets; Rule 144A securities (securities that may be sold pursuant to Rule 144A under the Securities Act of 1933); preferred securities; bank loans; securities issued by municipalities; and other securities bearing fixed or variable interest rates of any maturity. Up to 20% of the Fund’s assets may be invested in
non-U.S.
dollar-denominated instruments. The Fund may hedge against currency risk or interest rate risk by using forward foreign currency contracts and futures, respectively, or by using other techniques, but it is not required to do so.
The Fund may invest up to 30% of its assets in below investment grade securities (common known as “junk bonds” or “high yield securities”). Below investment grade securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below
BBB-
by S&P Global Ratings (“S&P”) or similarly rated by another nationally recognized statistical rating organization, or unrated but determined by Beutel, Goodman & Company Ltd., the subadviser to the Fund (“Beutel Goodman” or the “Subadviser”), to be of comparable credit quality. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the security will be considered to have the higher credit rating. The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if Beutel Goodman believes it would be advantageous to do so.
The Fund intends to investment primarily in bonds with a rating of B or higher by any NRSRO at the time of purchase. The Fund expects that the average credit rating of the Fund’s portfolio will be BBB or above. While the Fund may purchase fixed income securities of any duration, the Fund currently intends to primarily invest in fixed income securities so that the overall duration of the Fund’s portfolio will remain +/- 2 years of the duration of the Fund’s benchmark (the Bloomberg Barclays U.S. Aggregate Bond Index), which was 6.09 years as of January 31, 2021. The average duration of fixed income securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.
The Subadviser actively manages the Fund’s portfolio using
top-down
macroeconomic analysis and
bottom-up
fundamental credit research to determine relative value and build what it views as a high conviction portfolio. A variety of qualitative and quantitative tools are used in the research process. The Subadviser’s data-driven top-down
analysis assesses interest rate anticipation (duration), yield curve positioning and sector positioning. Inflation, the political climate, monetary policy and economic activity are among the variables used to determine the overall duration target for the Fund, and the Fund’s maturity structure will be adjusted to reflect the Subadviser’s forecast for interest rates. The Fund’s overall corporate credit positioning and sector selection are determined based on the Subadviser’s economic and interest rate anticipation analysis. In selecting individual securities for the Fund, the Subadviser conducts fundamental credit research that employs, among other things, detailed financial modeling, industry analysis, analysis of regulatory filings, management meetings and credit rating reports. The Subadviser evaluates potential investments based on the following elements: liquidity, transparency, non-cyclicality,
financial models, and environmental, social and governance (“ESG”) criteria. The Subadviser uses proprietary risk management tools to manage the Fund’s interest rate risk, yield curve risk, credit risk and liquidity risk.
The Subadviser integrates the analysis of ESG factors as part of the fundamental credit research process used to identify potential corporate bond positions for the Fund. Consideration of ESG factors is one element of the Subadviser’s investment process. The Subadviser views ESG issues not only as potential sources of risk, but also as opportunities for improvement. Beutel Goodman prepares and maintains credit reports for the Fund’s investments and the ESG analysis included in each corporate credit report includes: an overall ESG risk assessment; granular ESG metrics; ESG score peer group benchmarking (using third party data providers such as Sustainalytics and MSCI); listing of ESG strengths and weakness;
ESG-related
engagement themes; and an ESG scorecard by individual topic. In performing ESG analysis, the Subadviser obtains information from company financial statements and other reports, interviews with company management, investment dealer reports, and data from other third parties. From time to time, the Subadviser may also engage with management regarding ESG matters relevant to the company.
The section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Principal Risks” beginning on page 4 is revised to remove “Affiliated Fund Risk,” “Defaulted and Distressed Securities Risk,” “Inverse Floating Rate Securities Risk,” “Investment Company Risk” and “Senior Loans Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Changing Distribution Level Risk
—the Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
ESG Investing Risk
—the Subadviser incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.
Extension Risk
—during periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.
Hedging Risk
—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
Inflation/Deflation Risk
—inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Deflation risk is the risk that the prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Model and Data Risk
—when a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty.
Prepayment Risk
—a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.
Reinvestment Risk
—the Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.
Also with respect to the section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Principal Risks” beginning on page 4, the principal risks shall appear in the following order: Debt Securities Risk;
Market Risk; Interest Rate Risk; Credit and Counterparty Risk; Emerging Markets Risk; Asset-Backed and Mortgage-Backed Securities Risk; Call Risk; Changing Distribution Level Risk; Currency Risk; Derivatives Risk; ESG Investing Risk; Extension Risk; Foreign Investment Risk; Hedging Risk; High Portfolio Turnover Risk; High Yield Risk; Inflation/Deflation Risk; Liquidity Risk; Management Risk; Model and Data Risk; Municipal Market Risk; Policy Risk; Prepayment Risk; Reinvestment Risk; Rule 144A Securities Risk; and U.S. Government Securities Risk.
In the section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Performance” on page 6, the following is added after the first paragraph:
As of March 23, 2021, Beutel Goodman was appointed as subadviser to the Fund and the Fund changed its name to “AMG Beutel Goodman Core Plus Bond Fund” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 23, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee 1	0.23%	0.23%	0.23%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses 1	0.23%	0.28%	0.23%
Total Annual Fund Operating Expenses	0.71%	0.51%	0.46%
Fee Waiver and Expense Reimbursements 2	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	0.68%	0.48%	0.43%

1	Expense information has been restated to reflect current fees.

2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.43% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$69	$222	$391	$878
Class I	$49	$159	$281	$636
Class Z	$44	$143	$253	$575

AMG Managers Fairpointe Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS IV
AMG Managers Fairpointe Mid Cap Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Fairpointe Mid Cap Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of River Road Asset Management, LLC (“River Road” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Fairpointe Capital LLC (“Fairpointe”), effective March 19, 2021 (the “Implementation Date”). The appointment of River Road was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and River Road (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Fairpointe with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and River Road by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of River Road as the subadviser to the Fund, a new subadvisory agreement between AMGF and River Road (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by River Road under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Fairpointe would have received under the Former Subadvisory Agreement.
In connection with the hiring of River Road, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Fairpointe Mid Cap Fund to AMG River Road Mid Cap Value Fund, (ii) made changes to its principal investment strategies and principal risks, and (iii) replaced its primary benchmark index with the Russell Midcap
®
Value Index and removed its secondary benchmark index.
Also in connection with the hiring of River Road, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from a tiered fee of 0.70% of the average daily net assets of the Fund for the first $100,000,000 of assets under management, 0.65% for the next $300,000,000 and 0.60% on amounts in excess of $400,000,000 to an annual fee of 0.56% of the average daily net assets of the Fund; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place for Class N and Class I shares will be eliminated and the amount of shareholder servicing fees Class I and Class N shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05% for Class I shares and 0.15% to 0.10% for Class N shares. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG River Road Mid Cap Value Fund. All references to Fairpointe shall be deleted and all references to the subadviser to the Fund shall refer to River Road. All references to Thyra E. Zerhusen, Frances E. Tuite and Brian M. Washkowiak as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Matthew W. Moran, CFA, Daniel R. Johnson, CFA, CPA, and R. Andrew Beck.
The section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Investment Strategies” beginning on page 8 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Until May 21, 2021, under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap
companies with an improving revenue and earnings growth outlook. Effective May 21, 2021, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid-capitalization
companies. The Fund currently considers
mid-cap
companies to be those with market capitalizations at the time of acquisition within the capitalization range of the Russell Midcap
®
Index (between $1.8 billion and $31.7 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of mid-cap
companies at any given time.
The Fund invests primarily in equity securities that River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), believes are undervalued. Value investing involves buying stocks that River Road believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that are above or below that of the Russell Midcap
®
Index at the time of acquisition, real estate investment trusts (“REITs”), convertible securities, preferred securities, and foreign securities (directly and through depositary receipts).
The Subadviser’s investment philosophy is based upon its proprietary Absolute Value
®
approach, which seeks to generate attractive, sustainable, low volatility returns over the long term, with an emphasis on minimizing downside portfolio risk.
The Subadviser builds the Fund’s portfolio from the bottom up, making security-specific research central to the Subadviser’s process. At the core of the Subadviser’s Absolute Value
®
approach is a systematic method for assessing the
‘risk-to-reward’
characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). A stock’s conviction rating combined with its discount to value determine not only whether the stock qualifies for investment, but also how the stock will be sized within the Fund.
The Subadviser employs a balanced approach to diversification and a structured sell discipline that seeks to reduce portfolio volatility and the risk of permanent loss of capital.
The section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Risks” on page 9 is revised to remove “Growth Stock Risk” as a principal risk of the Fund and to reflect that the Fund is subject to the following additional principal risk:
Real Estate Industry Risk
—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Also with respect to the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Risks” on page 9, “Sector Risk” is deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the financials sector may comprise a significant portion of the Fund’s portfolio. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Also with respect to the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Risks” on page 9, the principal risks shall appear in the following order: Market Risk; Small- and
Mid-Capitalization
Stock Risk; Management Risk; Sector Risk; Value Stock Risk; Convertible Securities Risk; Currency Risk; Foreign Investment Risk; Liquidity Risk; and Real Estate Industry Risk.
In the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Performance” on page 10, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, River Road was appointed as subadviser to the Fund and the Fund changed its name to “AMG River Road Mid Cap Value Fund,” adopted its current investment strategies and began comparing its performance to the Russell Midcap
®
Value Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Performance” on page 10 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG River Road Mid Cap Value Fund	1 Year	5 Years	10 Years	Since Inception 1
Class N Return Before Taxes	3.87%	6.20%	7.65%	—
Class N Return After Taxes on Distributions	2.53%	4.65%	5.98%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares	3.23%	4.78%	6.02%	—
Class I Return Before Taxes	4.12%	6.46%	7.92%	—
Class Z Return Before Taxes	4.21%	—	—	1.20%
Russell Midcap ® Value Index 2 (reflects no deduction for fees, expenses or taxes)	4.96%	9.73%	10.49%	6.69%
S&P MidCap 400 ® Index 2 (reflects no deduction for fees, expenses or taxes)	13.66%	12.35%	11.51%	9.80%

1	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on September 29, 2017.

2
The Russell Midcap
®
Value Index replaced the S&P MidCap 400
®
Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee 1	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.24%	None	None
Other Expenses 1	0.31%	0.26%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses 2	1.12%	0.83%	0.78%
Fee Waiver and Expense Reimbursements 3	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2,3	1.11%	0.82%	0.77%

1	Expense information has been restated to reflect current fees.

2
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

3
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$113	$354	$615	$1,362
Class I	$84	$263	$459	$1,024
Class Z	$79	$248	$432	$965
AMG FUNDS IV
AMG Managers Fairpointe Mid Cap Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Fairpointe Mid Cap Fund (the “Fund”), a series of AMG Funds IV, contained in the Fund’s Prospectus, dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal conditions, invest at least 80% of its assets in stocks of mid-cap
companies with an improving revenue and earnings growth outlook will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid-capitalization
companies.

AMG Managers LMCG Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS IV
AMG Managers LMCG Small Cap Growth Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers LMCG Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace LMCG Investments, LLC (“LMCG”), effective March 19, 2021 (the “Implementation Date”). The appointment of GW&K was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and LMCG with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and GW&K by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of GW&K as the subadviser to the Fund, a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that LMCG would have received under the Former Subadvisory Agreement.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers LMCG Small Cap Growth Fund to AMG GW&K Small Cap Fund II, and (ii) made changes to its principal investment strategies and principal risks.
Also in connection with the hiring of GW&K, effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its assets in common stocks and other equity securities of small-cap
companies will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies. Also effective as of May 21, 2021, the Fund will (i) change its name from AMG GW&K Small Cap Fund II to AMG GW&K Small/Mid Cap Growth Fund, (ii) make changes to its principal investment strategies, and (ii) replace its existing benchmark index with the Russell 2500 Growth Index.
Also in connection with the hiring of GW&K, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.90% to 0.62%; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place will be eliminated, the shareholder servicing fees of up to 0.15% that Class N shares of the Fund are authorized to pay to financial intermediaries will be eliminated and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small Cap Fund II. All references to LMCG shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Andrew Morey as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Daniel L. Miller, CFA and Joseph C. Craigen, CFA.
The section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Investment Strategies” beginning on page 12 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap
companies. The Fund primarily invests in common stock and preferred stock of U.S.
small-cap
companies. The Fund currently defines
small-cap
companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2000
®
Growth Index (between $11.22 million and $12.599 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)). The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap
companies at any given time.
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify quality companies with growth oriented characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors.
The Subadviser seeks to focus on quality small-capitalization companies with sound management and long-term sustainable growth. In selecting companies for the Fund, the Subadviser looks for firms with the following key attributes:

•	Experienced, tenured, high quality management;

•	Business models that deliver consistent long-term growth;

•	Leading companies in attractive and defensible niche markets;

•	Strong financial characteristics; and

•	Appropriate valuation.
The section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Risks” on page 13 is revised to remove “Exchange-Traded Fund Risk,” “Exchange-Traded Note Risk,” “Foreign Investment Risk,” “IPO Risk” and “Real Estate Industry Risk” as principal risks of the Fund.
Also with respect to the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Risks” on page 13, the principal risks shall appear in the following order: Market Risk; Small- and
Mid-Capitalization
Stock Risk; Growth Stock Risk; Management Risk; Sector Risk; High Portfolio Turnover Risk; and Liquidity Risk.
In the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Performance” on page 14, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Small Cap Fund II” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
In addition, effective as of May 21, 2021, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small/Mid Cap Growth Fund.
The section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Investment Strategies” beginning on page 12 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies. The Fund primarily invests in common stock and preferred stock of U.S. small- and mid-capitalization
companies. The Fund currently defines small- and
mid-capitalization
companies to be those with market capitalizations at the time of purchase between $250 million and $10 billion or otherwise within the range of capitalizations of companies in the Russell 2500 Growth Index (between $35.59 million and $12.688 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)).The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this threshold. Because of this, the Fund may have less than 80% of its net assets in securities of small- and mid-capitalization
companies at any given time.
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify quality companies with growth oriented characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors.
The Subadviser seeks to focus on quality small- and
mid-capitalization
companies with sound management and long-term sustainable growth. In selecting companies for the Fund, the Subadviser looks for firms with the following key attributes:

•	Experienced, tenured, high quality management;

•	Business models that deliver consistent long-term growth;

•	Leading companies in attractive and defensible niche markets;

•	Strong financial characteristics; and

•	Appropriate valuation.
In the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Performance” on page 14, the first three paragraphs are deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, GW&K was appointed as subadviser to the Fund, and the Fund changed its name to “AMG GW&K Small Cap Fund II” and made changes to its principal investment strategies. As of May 21, 2021, the Fund changed its name to “AMG GW&K Small/Mid Cap Growth Fund,” adopted its current investment strategies and began comparing its performance to the Russell 2500 Growth Index. The Fund’s performance information for periods prior to May 21, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Performance” on page 14 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG GW&K Small/Mid Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception 1
Class N Return Before Taxes	45.61%	13.27%	11.93%	—
Class N Return After Taxes on Distributions	44.25%	13.05%	10.85%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares	27.94%	10.64%	9.34%	—
Class I Return Before Taxes	45.89%	13.51%	—	11.38%
Russell 2500 Growth Index 2 (reflects no deduction for fees, expenses or taxes)	40.47%	18.68%	15.00%	14.64%
Russell 2000 ® Growth Index 2 (reflects no deduction for fees, expenses or taxes)	34.63%	16.36%	13.48%	12.86%
1	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on June 1, 2011.

2
The Russell 2500 Growth Index replaced the Russell 2000
®
Growth Index as the Fund’s benchmark on May 21, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.19%	None
Other Expenses 1	0.44%	0.49%
Total Annual Fund Operating Expenses	1.25%	1.11%
Fee Waiver and Expense Reimbursements 2	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	1.01%	0.87%

1	Expense information has been restated to reflect current fees.
2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$103	$360	$651	$1,479
Class I	$89	$317	$576	$1,319
AMG FUNDS IV
AMG Managers LMCG Small Cap Growth Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers LMCG Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV, contained in the Fund’s Prospectus, dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its assets in common stocks and other equity securities of small-cap
companies will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies.

AMG Managers Montag & Caldwell Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS IV
AMG Managers Montag & Caldwell Growth Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Montag & Caldwell Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Montrusco Bolton Investments, Inc. (“Montrusco Bolton” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Montag & Caldwell, LLC (“Montag & Caldwell”), effective March 19, 2021 (the “Implementation Date”). The appointment of Montrusco Bolton was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Montrusco Bolton (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Montag & Caldwell with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Montrusco Bolton by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Montrusco Bolton as the subadviser to the Fund, a new subadvisory agreement between AMGF and Montrusco Bolton (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Montrusco Bolton under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that Montag & Caldwell would have received under the Former Subadvisory Agreement.
In connection with the hiring of Montrusco Bolton, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Montag & Caldwell Growth Fund to AMG Montrusco Bolton Large Cap Growth Fund, (ii) made changes to its principal investment strategies and principal risks, and (iii) replaced its existing benchmark index with the S&P 500 Growth Index.
Also in connection with the hiring of Montrusco Bolton, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from a tiered fee of 0.70% of the average daily net assets of the Fund for the first $800,000,000 of assets under management, 0.50% for amounts in excess of $800,000,000 up to $6,000,000,000, 0.45% on amounts in excess of $6,000,000,000 up to $12,000,000,000 and 0.40% on amounts in excess of $12,000,000,000 to an annual fee of 0.48% of the average daily net assets of the Fund; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.68% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place for Class N and Class I shares will be eliminated and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Montrusco Bolton Large Cap Growth Fund. All references to Montag & Caldwell shall be deleted and all references to the subadviser to the Fund shall refer to Montrusco Bolton. All references to M. Scott Thompson and Ronald E. Canakaris as portfolio managers of the Fund shall be deleted and all references to the portfolio manager of the Fund shall refer to Jean David Meloche.
The section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Principal Investment Strategies” on page 16 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Fund currently considers large-capitalization companies to be those with a market capitalization at the time of purchase within the range of capitalizations of companies in the S&P 500 Index or the Russell 1000
®
Index. As of January 31, 2021, the range of market capitalizations of the S&P 500 Index was $3.3 billion to $2,243.6 billion. As of May 8, 2020, the date of the latest reconstitution of the Russell 1000
®
Index (implemented by the Index June 26, 2020), the range of market capitalizations of the Russell 1000
®
Index was $1.8 billion to $1,400.5 billion. This capitalization range will change over time. The Fund primarily invests in equity securities. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the large-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of large-capitalization companies at any given time.
Montrusco Bolton Investments, Inc., the subadviser to the Fund (“Montrusco Bolton” or the “Subadviser”), employs a
“growth-at-a-reasonable-price”
(“GARP”) investment philosophy for the Fund when seeking to invest in companies that exhibit both growth and value characteristics. Montrusco Bolton selects stocks based on a fundamental, bottom-up
analysis. Montrusco Bolton integrates environmental, social and governance (“ESG”) factors and the United Nations’ Sustainable Development Goals (“SDG”) into its investment process through three elements: risk reduction through exclusions; investing in companies with high sustainability scores under Montrusco Bolton’s scoring system; and exerting influence over company management through active engagement. With respect to each potential investment, Montrusco Bolton scores the issuer’s sustainability by evaluating a set of ESG risk factors developed by Montrusco Bolton using independent analysis from third parties such as Sustainalytics as well as Montrusco Bolton’s own internal analysis. Montrusco Bolton then evaluates the issuer against certain identified SDGs. Montrusco Bolton further narrows the investment universe based on quality and growth factors, including low leverage, high return on invested capital and above sector earnings-per-share
growth.
At times, depending on market and other conditions, and in the sole discretion of the Subadviser, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund currently expects to hold between 25 and 40 positions at any time.
The section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Principal Risks” beginning on page 16 is revised to remove “Sector Risk,” “Currency Risk,” “Foreign Investment Risk” and “Liquidity Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
ESG Investing Risk
—the Subadviser incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.
Focused Investment Risk
—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
GARP Style Risk
— GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.
Value Stock Risk
—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Also with respect to the section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Principal Risks” beginning on page 16, the principal risks shall appear in the following order: Market Risk; Management Risk; Focused Investment Risk; Growth Stock Risk; Large-Capitalization Stock Risk; Convertible Securities Risk; ESG Investing Risk; GARP Style Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Performance” on page 17, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, Montrusco Bolton was appointed as subadviser to the Fund and the Fund changed its name to “AMG Montrusco Bolton Large Cap Growth Fund,” adopted its current investment strategies and began comparing its performance to the S&P 500 Growth Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Performance” on page 17 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Montrusco Bolton Large Cap Growth Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes	31.85%	15.58%	13.23%
Class N Return After Taxes on Distributions	27.23%	12.09%	9.93%
Class N Return After Taxes on Distributions and Sale of Fund Shares	22.02%	11.62%	9.97%
Class I Return Before Taxes	32.10%	15.80%	13.48%
S&P 500 Growth Index 1 (reflects no deduction for fees, expenses or taxes)	33.47%	18.98%	16.49%
Russell 1000 ® Growth Index 1 (reflects no deduction for fees, expenses or taxes)	38.49%	21.00%	17.21%

1
The S&P 500 Growth Index replaced the Russell 1000
®
Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.17%	None
Other Expenses 1	0.30%	0.27%
Total Annual Fund Operating Expenses	0.95%	0.75%
Fee Waiver and Expense Reimbursements 2	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	0.93%	0.73%

1	Expense information has been restated to reflect current fees.
2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.68% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$95	$300	$523	$1,164
Class I	$75	$237	$414	$927

AMG Managers Pictet International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS IV
AMG Managers Pictet International Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Pictet International Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Beutel, Goodman & Company Ltd. (“Beutel Goodman” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Pictet Asset Management Limited (“Pictet”), effective March 19, 2021 (the “Implementation Date”). The appointment of Beutel Goodman was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Beutel Goodman (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Pictet with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Beutel Goodman by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Beutel Goodman as the subadviser to the Fund, a new subadvisory agreement between AMGF and Beutel Goodman (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Beutel Goodman under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Pictet would have received under the Former Subadvisory Agreement.
In connection with the hiring of Beutel Goodman, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Pictet International Fund to AMG Beutel Goodman International Equity Fund, and (ii) made changes to its principal investment strategies and principal risks.
Also in connection with the hiring of Beutel Goodman, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.67% to 0.54%; and (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Beutel Goodman International Equity Fund. All references to Pictet shall be deleted and all references to the subadviser to the Fund shall refer to Beutel Goodman. All references to Fabio Paolini and Benjamin Beneche as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to KC Parker and Stanley Wu.
The section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Investment Strategies” beginning on page 19 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of
non-U.S.
companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund may invest in securities of any market capitalization.
Beutel, Goodman & Company Ltd., the subadviser to the Fund (“Beutel Goodman” or the “Subadviser”), seeks companies whose management, in Beutel Goodman’s view, has consistently demonstrated a commitment to create shareholder value through the sustainable generation of free cash flow without undue financial leverage. Beutel Goodman performs an in-depth
research process to identify what it believes are high quality companies that generate sustainable free cash flow and earn in excess of their cost of capital over an economic cycle. Beutel Goodman also analyzes company management’s track record of capital investments and track record of returning cash to shareholders. The Subadviser leverages deep investment experience to identify companies that exhibit strong free cash flow, a competitive industry position, and a healthy balance sheet. In selecting investments for the Fund, the Subadviser performs valuation analysis, and seeks to purchase companies at a significant discount to their intrinsic value.
Under normal circumstances, the Fund invests at least 40% (or if conditions are not favorable, in the view of Beutel Goodman, at least 30%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. The Fund considers a company to be a
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries. The Fund may invest up to 15% of its net assets in emerging market countries.
At times, depending on market and other conditions, and in the sole discretion of the Subadviser, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund generally does not hedge against currency risk. The Fund currently expects to hold between 25 and 50 positions at any time.
The section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Risks” beginning on page 20 is revised to remove “GARP Style Risk,” “Geographic Focus Risk,” “Growth Stock Risk,” “Hedging Risk” and “IPO Risk” as principal risks of the Fund and to add the following as a principal risk of the Fund:
Large-Capitalization Stock Risk
—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization
companies.
Also with respect to the section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Risks” beginning on page 20, “Sector Risk” is deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
Also with respect to the section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Risks” beginning on page 20, the principal risks shall appear in the following order: Market Risk; Foreign Investment Risk; Management Risk; Focused Investment Risk; Small- and
Mid-Capitalization
Stock Risk; Currency Risk; Emerging Markets Risk; Large-Capitalization Stock Risk; Liquidity Risk; Sector Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Pictet International Fund – Performance” on page 21, the following is added after the first paragraph:
As of March 19, 2021, Beutel Goodman was appointed as subadviser to the Fund and the Fund changed its name to “AMG Beutel Goodman International Equity Fund” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee 1	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.43%	0.38%	0.28%
Total Annual Fund Operating Expenses	1.22%	0.92%	0.82%
Fee Waiver and Expense Reimbursements 2	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	1.16%	0.86%	0.76%
1	Expense information has been restated to reflect current fees.

2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$118	$378	$662	$1,469
Class I	$88	$284	$500	$1,123
Class Z	$78	$253	$446	$1,005

AMG Managers Silvercrest Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS IV
AMG Managers Silvercrest Small Cap Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Silvercrest Small Cap Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund to replace Silvercrest Asset Management Group LLC (“Silvercrest”) and the reorganization of the Fund with and into AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund), a series of AMG Funds (the “Reorganization”), subject in each case to the approval of shareholders of the Fund.
At the Meeting, the Board approved the appointment of GW&K as the subadviser to the Fund, effective March 19, 2021 (the “Implementation Date”), pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective for a term no longer than 150 days after the termination of the former subadvisory agreement with Silvercrest (the “Former Subadvisory Agreement”). The Interim Subadvisory Agreement will automatically terminate upon the earliest to occur of (i) the closing date of the Reorganization, (ii) shareholder approval and implementation of a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and (iii) the expiration of the Interim Subadvisory Agreement’s
150-day
maximum term. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Silvercrest would have received under the Former Subadvisory Agreement.
At the Meeting, the Board also approved (i) the longer-term appointment of GW&K as the subadviser to the Fund, (ii) the New Subadvisory Agreement, and (iii) the submission of the Reorganization and New Subadvisory Agreement to Fund shareholders for approval. If approved by Fund shareholders, the New Subadvisory Agreement would only go into effect in the event the Reorganization is not consummated prior to August 16, 2021, when the Interim Subadvisory Agreement will automatically terminate.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Silvercrest Small Cap Fund to AMG GW&K Small Cap Value Fund II, (ii) made changes to its principal investment strategies and principal risks, and (iii) removed the Russell 2000
®
Index as the Fund’s secondary benchmark.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small Cap Value Fund II. All references to Silvercrest shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Roger W. Vogel as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Jeffrey O. Whitney, CFA and Daniel L. Miller, CFA.
The section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Investment Strategies” beginning on page 23 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap
companies.
Small-cap
companies are those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000
®
Index, the S&P SmallCap 600 Index, or the Dow Jones U.S.
Small-Cap
Total Stock Market Index. As of May 8, 2020, the date of the latest reconstitution of the Russell 2000
®
Index (implemented by the Index June 26, 2020), the range of market capitalizations of the Russell 2000
®
Index was $94.8 million to $4.4 billion. As of January 31, 2021, the range of market capitalizations of the S&P SmallCap 600 Index was $143.11 million to $21.177 billion. As of January 31, 2021, the range of market capitalizations of the Dow Jones U.S.
Small-Cap
Total Stock Market Index was $65.9 million to $31.412 billion. These capitalization ranges will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-cap
threshold. Because of this, the Fund may have less than 80% of its net assets in common stocks and other equity securities of small-cap
companies at any given time. The Fund may also invest in real estate investment trusts (“REITs”).
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify well-managed, undervalued companies with improving fundamental and financial characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors.
The section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Risks” on page 24 is revised to remove “Convertible Securities Risk” as a principal risk of the Fund.
Also with respect to the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Risks” on page 24, “Sector Risk” and “Small- and
Mid-Capitalization
Stock Risk” are deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the financials sector may comprise a significant portion of the Fund’s portfolio. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Small-Capitalization Stock Risk
—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Also with respect to the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Risks” on page 24, the principal risks shall appear in the following order: Market Risk; Small-Capitalization Stock Risk; Value Stock Risk; Management Risk; Liquidity Risk; Real Estate Industry Risk; and Sector Risk.
In the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Performance” beginning on page 24, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Small Cap Value Fund II” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Performance” beginning on page 24 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG GW&K Small Cap Value Fund II	1 Year	5 Years	Since Inception
Class N Return Before Taxes	4.19%	8.53%	9.95	% 1
Class N Return After Taxes on Distributions	4.19%	7.40%	8.99	% 1
Class N Return After Taxes on Distributions and Sale of Fund Shares	2.48%	6.57%	7.96	% 1
Class I Return Before Taxes	4.45%	8.79%	10.23	% 1
Class Z Return Before Taxes	4.52%	—	3.25	% 2
Russell 2000 ® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	10.22	% 1
Russell 2000 ® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	4.08	% 2

1	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund’s Class N and Class I shares on December 27, 2011.

2	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on September 29, 2017.